Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of earnings per share
(a)	Basic and diluted earnings per share for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	4,368,035	4,450,177	4,971,561
Less:
Dividends to hybrid bond		(189,672)	(176,945)	(197,932)

Profit attributable to ordinary shareholders	~~W~~	4,178,363	4,273,232	4,773,629

Weighted average number of ordinary shares outstanding (*)		519,207,776	506,231,595	486,484,485
Basic and diluted earnings per share in won	~~W~~	8,048	8,441	9,812

(*)
The number of ordinary shares

issued
 is 485,494,934
shares as of December 31, 2025, and the above weighted-average number of shares outstanding has been calculated by reflecting the following: (i) the conversion of 17,482,000 convertible preferred shares issued on May 1, 2019 into ordinary shares on May 1, 2023, for the year ended December 31, 2023; and (ii) changes in treasury stock, including shares acquired and subsequently retired, for the years ended December 31, 2023, 2024 and 2025.

Summary of weighted average number of ordinary shares
(b)	The calculation details of the weighted average number of ordinary shares outstanding for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023
	Number of shares	Accumulated number of shares
Number of ordinary shares issued	512,759,471	187,756,015,279
Number of convertible preferred shares	—	2,097,840,000
Number of treasury shares	(6,352)	(343,017,080)
Number of ordinary shares outstanding	512,753,119	189,510,838,199
Days		365 days
Weighted average number of ordinary shares outstanding		519,207,776

	2024
	Number of shares	Accumulated number of shares
Number of ordinary shares issued	503,445,325	186,347,761,912
Number of treasury shares	(4,585,561)	(1,066,997,991)
Number of ordinary shares outstanding	498,859,764	185,280,763,921
Days		366 days
Weighted average number of ordinary shares outstanding		506,231,595

	2025
	Number of shares	Accumulated number of shares
Number of ordinary shares issued	485,494,934	179,923,930,646
Number of treasury shares	(8,337,535)	(2,357,093,621)
Number of ordinary shares outstanding	477,157,399	177,566,837,025
Days		365 days
Weighted average number of ordinary shares outstanding		486,484,485